Goodwill and Other Assets(Details Textuals) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) segments	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Number of reportable segments | segments			4
Goodwill adjustment			$ (0.5)
Goodwill acquired					$ 39.7
Amortization of internally-developed software	$ 2.6	$ 4.1	5.8	$ 7.6
Impairments of internally-developed software		$ 9.1
North America Segment [Member]
Goodwill adjustment			(0.5)
Goodwill acquired					39.7
Latin America Segment [Member]
Goodwill adjustment			0.0
Goodwill acquired					0.0
Asia Pacific Segment [Member]
Goodwill adjustment			$ 0.0
Goodwill acquired					$ 0.0